UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21180

BlackRock Florida Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Florida Insured Municipal Income Trust (BAF)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.8%
		Florida—150.0%
		Brd. of Ed.,
$9,000		Sch. Impvts. Misc. Tax GO, Ser. A, 5.00%, 6/01/27, FSA	06/12@ 101	$9,334,890
8,640		Sch. Imvpts. Misc. RB, Ser. C, 5.00%, 1/01/22, MBIA	01/13@ 101	8,998,387
8,695	[2]	City of Gainesville, Mult. Util. Impvts. RB, Ser. A, 5.00%, 10/01/13, FSA	N/A	9,216,700
		City of Jacksonville,
9,500		Pub. Impvts. Sales Tax RB, 5.00%, 10/01/27, MBIA	10/13@ 100	9,870,025
9,500		Pub. Impvts. Sales Tax RB, 5.00%, 10/01/31, MBIA	10/11@ 100	9,714,605
8,000		Pub. Impvts. Sales Tax RB, Ser. B, 5.00%, 10/01/26, AMBAC	10/12@ 100	8,229,360
2,865		Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/30, AMBAC	10/12@ 100	2,943,014
		City of Palm Bay, Wtr. Util. Impvts. Wtr. RB,
4,015		Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,452,025
5,570		Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,745,749
500		City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16@ 100	494,820
		Cnty. of Miami-Dade,
10,000		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/39, MBIA	10/15@ 28.762	1,926,600
10,000		Recreational Fac. Impvts. Misc. RB, Ser. A, Zero Coupon, 10/01/40, MBIA	10/15@ 27.307	1,833,100
26,935		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	04/08@ 28.079	7,272,989
		Cnty. of Orange,
9,250	[2]	Recreational Fac. Impvts. Misc. RB, 5.125%, 4/01/12, AMBAC	N/A	9,748,482
7,975		Sales Tax RB, Ser. B, 5.125%, 1/01/32, FGIC	01/13@ 100	8,314,257
9,500		Cnty. of Pinellas, Swr. Impvts. RB, 5.00%, 10/01/32, FSA	10/13@ 100	9,870,025
5,000		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/29, FGIC	10/13@ 100	5,194,750
2,945		Cnty. of Sarasota, Wtr. RB, Ser. C, 5.25%, 10/01/22, FGIC	10/12@ 100	3,108,477
3,785		Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	05/13@ 101	4,085,605
1,000		Fleming Island Plantation, Cmnty. Dev. Dist. SA, 4.50%, 5/01/27, MBIA	05/17@ 100	978,080
7,000		Florida, Fuel Sales Tax GO, 5.00%, 7/01/27, FSA	07/12@ 101	7,263,410
8,500	[2]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth.
		Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	9,273,075
7,580		Hillsborough Cnty. Sch. Brd., Lease Renewal COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10@ 100	7,773,214
1,000		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist
		Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17@ 100	1,014,300
2,000		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11@ 100	2,020,120
1,480		Julington Creek Plantation, Cmnty. Dev. Dist. SA, 5.00%, 5/01/29, MBIA	05/12@ 101	1,524,992
9,000		Lake Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%,
		7/01/28, AMBAC	07/13@ 100	9,270,630
1,400		Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys.
		Proj., 5.00%, 10/01/29	10/17@ 100	1,417,948
1,000		Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of Miami Proj.,
		Ser. A, 5.00%, 4/01/37, AMBAC	04/17@ 100	1,043,360
2,000		Orange Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. A, 5.00%,
		8/01/27, MBIA	08/12@ 100	2,052,020
4,000	[2]	Osceola Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. A, 5.25%,
		6/01/12, AMBAC	N/A	4,270,520
9,200		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	08/12@ 100	9,439,292
5,000	[2]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare
		Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	N/A	5,399,350
825	[2]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	N/A	865,268
950		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%,
		10/01/36, AMBAC	10/16@ 100	987,288
3,500	[2]	St. Petersburg, Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.00%, 10/01/09, FSA	N/A	3,627,995

1

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)
Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Florida— (cont'd)
$1,000		Tohopekaliga Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13@ 100	$1,042,900
3,745		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.50%, 5/01/33	05/13@ 101	4,051,416
10,000		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32,
		MBIA	11/13@ 101	10,345,700
				197,014,738
		Puerto Rico—2.8%
3,405		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12@ 100	3,581,549
		Total Long-Term Investments (cost $193,210,626)		200,596,287
		SHORT-TERM INVESTMENTS—3.9%
		Florida—0.8%
900	[3]	City of Gainesville, Multi Util. RB, Ser. A, 3.90%, 6/01/07, FRDD, AMT	N/A	900,000
100	[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, All Children's
		Hosp. Proj., 3.90%, 6/01/07, AMBAC, FRDD, AMT	N/A	100,000
				1,000,000
Shares
(000)
		Money Market Fund—3.1%
4,134	[4,5]	CMA Florida Mun. Money Fund, 3.14%	N/A	4,133,565
		Total Short-Term Investments (cost $5,133,565)		5,133,565
		Total Investments —156.7% (cost $198,344,1916)		$205,729,852
		Other assets in excess of liabilities —1.2%		1,616,047
		Preferred shares at redemption value, including dividends payable —(57.9)%		(76,023,426)
		Net Assets Applicable to Common Shareholders —100%		$131,322,473

__________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2007.

[4]	Represents an investment in an affiliate.

[5]	Represents current yield as of May 31, 2007.

[6]	Cost for federal income tax purposes is $198,344,123. The net unrealized appreciation on a tax basis is $7,385,729, consisting of $7,424,494 gross unrealized appreciation and $38,765 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 86.0% of the Trust's managed assets.

AMBAC	—	17.9%
FGIC	—	9.7%
FSA	—	24.4%
MBIA	—	32.0%
Other	—	2.0%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007